As filed with the Securities and Exchange Commission on May 24, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.74%
	Aerospace & Defense - 3.44%
5,500	Boeing Co.	$489,005

	Air Freight & Logistics - 3.40%
4,500	FedEx Corp.	483,435

	Biotechnology - 2.35%
5,975	Amgen, Inc.*	333,883

	Communications Equipment - 2.78%
9,290	QUALCOMM, Inc.	396,311

	Computers & Peripherals - 1.07%
11,000	EMC Corp.*	152,350

	Diversified Financial Services - 2.31%
5,500	Principal Financial Group, Inc.	329,285

	Diversified Telecommunication Services - 5.73%
20,675	AT&T, Inc.	815,215

	Electrical Equipment - 2.51%
8,300	Emerson Electric Co.	357,647

	Financial Services - 5.50%
14,975	Brookfield Asset Management, Inc. - Class A#	782,594

	Hotels, Restaurants & Leisure - 4.07%
6,100	Wynn Resorts, Ltd.	578,646

	Information Retrieval Services - 2.58%
800	Google, Inc. - Class A*	366,528

	Insurance - 2.17%
4,600	American International Group, Inc.	309,212

	Internet & Catalog Retail - 2.77%
11,900	eBay, Inc.*	394,485

	IT Services - 2.31%
11,900	Electronic Data Systems Corp.	329,392

	Machinery - 3.03%
7,150	ITT Corp.	431,288

	Multiline Retail - 5.21%
14,000	Nordstrom, Inc.	741,160

	Oil & Gas - 16.78%
7,500	ConocoPhillips	512,625
6,350	Devon Energy Corp.	439,547
13,000	Occidental Petroleum Corp.	641,030
2,650	Suncor Energy, Inc.#	202,328
10,800	XTO Energy, Inc.	591,948
		2,387,478

	Pharmaceuticals - 7.36%
4,800	Genzyme Corp.*	288,096
5,640	Novartis AG - ADR	308,113
17,890	Pfizer, Inc.	451,901
		1,048,110

	Software - 3.54%
13,390	Autodesk, Inc.*	503,464

	Specialty Retail - 15.85%
8,660	Abercrombie & Fitch Co. - Class A	655,389
13,000	Best Buy Co., Inc.	633,360
18,590	CarMax, Inc.*	456,199
14,400	Williams-Sonoma, Inc.	510,624
		2,255,572

	Technology/Hardware - 3.98%
6,100	Apple, Inc.*	566,751
	Total Common Stocks (Cost $11,754,045)	14,051,811

	SHORT-TERM INVESTMENTS - 1.30%
185,774	SEI Daily Income Trust Government Fund - Class B (Cost $185,774)	185,774
	Total Investments in Securities (Cost $11,939,819) - 100.04%	14,237,585
	Liabilities in Excess of Other Assets - (0.04)%	(6,184)
	Net Assets - 100.00%	$14,231,401

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows**:

Cost of investments	$11,939,819

Gross unrealized appreciation	$2,420,965
Gross unrealized depreciation	(123,199)
Net unrealized appreciation	$2,297,766

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/21/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/21/2007

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   5/21/2007

* Print the name and title of each signing officer under his or her signature.